Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Inventories

Inventories at March 31, 2016 and 2017 comprised the following:

	2016	2017
	Millions of yen
Telecommunications equipment to be sold and materials	¥153,463	¥155,248
Projects in progress	142,845	112,514
Supplies	118,273	97,617

Total	¥414,581	¥365,379